Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Cash Flows (Details) - Parent [Member] ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash provided by (used in) operating activities	¥ (2,784)	$ (389)	¥ 55
Net cash used in investing activities	(917)	(128)
Net cash provided by financing activities	3,027	423
Net increase(decrease) in cash and cash equivalents	(674)	(94)	55
Cash and cash equivalents at beginning of year	10,995	1,535	58
Cash and cash equivalents at end of year	¥ 10,321	$ 1,441	¥ 113